Nov. 21, 2024
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Investment Objective
The Calamos CEF Income & Arbitrage ETF's investment objective is high current income and long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[2]	3.30%
Total Annual Fund Operating Expenses[3]	4.04%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various closed-end funds, exchange-traded funds ("ETFs"), and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.

3  The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years	Five Year	Ten Years
406	1,230	2,069	4,239

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from January 16, 2024 (commencement of operations) through July 31, 2024, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks high current income and long-term capital appreciation by investing in unaffiliated closed-end funds that the Fund's investment adviser, Calamos Advisors LLC ("Calamos Advisors" or the "Adviser"), believes offer both attractive income opportunities as well as arbitrage opportunities resulting from such closed-end funds trading at attractive discounts (market prices that are less than the closed-end funds' net asset value ("NAV")). The Fund's strategy seeks to identify closed-end funds trading at attractive discounts and sell such funds when the arbitrage opportunity has either been achieved by capturing the benefit of discount narrowing or when the Adviser determines the discount level no longer represents an unusual divergence from the fund's underlying asset value. Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. and non-U.S. closed-end funds.

In selecting the closed-end funds for the Fund's portfolio, the Adviser utilizes a combination of quantitative and fundamental tools to identify closed-end funds that are trading at a discount and represent an opportunity for the Fund to achieve its investment objective. In addition, the Adviser considers the Fund's asset allocation, event research (both fund-specific and market-wide), and trading opportunities (i.e., the liquidity profile of a closed-end fund). The Adviser intends to rebalance the portfolio regularly to ensure that the desired asset allocations are maintained. The Adviser will also make active adjustments to the portfolio relative to certain portfolio-level characteristics, that may include, but are not limited to, distribution yield, size of an issue, liquidity and trade execution.

The Fund also may invest in ETFs and business development companies ("BDCs"). Through its investments in closed-end funds, ETFs, and BDCs, the Fund may have exposure to different asset classes, including but not limited to equity securities (U.S. and non-U.S., including emerging markets), fixed income securities (investment grade, high yield, and municipal), convertible securities, derivatives and Master Limited Partnerships ("MLPs"). Fixed income securities may include bonds and debentures that may be rated investment grade or below investment grade or may not be rated, may be issued by corporations, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Bonds rated below investment grade are commonly known as "junk bonds."

The Fund may invest in rights or warrants of equity securities and closed-end funds. The Fund also may use derivative instruments such as options, index futures, and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In order to capture the relative arbitrage value embedded in the discount, the Fund may from time to time take short positions that approximate the value of the underlying closed-end fund assets. The Fund also may take other short positions, including in U.S. treasury futures. The Fund may maintain short positions through the use of derivative instruments, such as options and futures.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs. In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Fund Performance

The Fund had not commenced operations until January 16, 2024, and thus does not have annual returns for at least one calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.